Ordinary Shares	12 Months Ended
Dec. 31, 2011
Ordinary Shares
Ordinary Shares

12.  Ordinary Shares

As of December 31, 2011, the Company was authorized to issue 100,000,000 ordinary shares, at par value of US$0.001 per share, and 27,272,727 and 47,489,394 ordinary shares were issued as of December 31, 2010 and 2011, respectively.

As of December 31, 2011, 435,159 ordinary shares were issued to a depository and the Company allowed the depository to issue ADS upon the exercise of options granted pursuant to the 2007 Share Incentive Plan (the “Plan”). These ordinary shares were included in issued and outstanding shares on the Group’s balance sheet and statement of changes in shareholders’ (deficit)/equity and comprehensive income as of and for the year ended December 31, 2011 although these shares and the related ADS were not issued to any option holders.